NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2020
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company’s current fleet consists of 25 Suezmax crude oil tankers (including 2 newbuildings) of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons	Delivered to NAT in

Nordic Freedom	2005	159,331	2005
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Sirius	2000	150,183	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	157,738	2016
Nordic Space	2017	157,582	2017
Nordic Tellus	2018	157,407	2018
Nordic Aquarius	2018	157,338	2018
Nordic Cygnus	2018	157,526	2018
Newbuilding (1)	2022	156,800	-
Newbuilding (1)	2022	156,800	-

(1)	Vessel under construction per December 31, 2020, with expected delivery in 2022